Leases - Finance Lease (FY) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Event	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2018 Barge
Finance lease, number of cancellation events triggering early termination | Event	1
Finance lease, number of cancellation events | Event	4
Cleco Power
Finance lease, principal interest | $	$ 2.2	$ 2.0	$ 2.5
Sublease income | $	$ 1.7	$ 0.5	$ 0.3
Maritime Equipment | Cleco Power
Finance lease, number of leased assets | Barge				42